Liabilities to credit institutions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	$ 3,439,629	$ 2,026,665
New borrowings	1,885,335	1,296,840
Payments principal	(1,379,026)	(833,175)
Transaction costs and amortization		(11,072)
Transaction costs and amortization	2,145
Effect of foreign currency exchange differences	112,751	(3,710)
Borrowings, ending balance	4,060,834	2,475,548
Total for all related parties
Disclosure of detailed information about borrowings [Roll Forward]
Interest bearing current liabilities - related parties	110,789		$ 100,662
Total for all related parties | Volvo Car Financial Services UK
Disclosure of detailed information about borrowings [Roll Forward]
Interest bearing current liabilities - related parties	68,623		$ 54,975
Current Liabilities
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, ending balance	3,087,055	1,539,331
Non Current Liabilities
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, ending balance	973,779	936,217
Working capital loans from banks
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	2,414,763	1,923,755
New borrowings	1,782,031	277,344
Payments principal	(1,266,167)	(765,960)
Transaction costs and amortization		0
Transaction costs and amortization	484
Effect of foreign currency exchange differences	57,697	3,251
Borrowings, ending balance	2,988,808	1,438,390
Working capital loans from banks | Current Liabilities
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, ending balance	2,988,808	1,438,390
Working capital loans from banks | Non Current Liabilities
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, ending balance	0	0
Market RCFs
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	97,631	102,910
New borrowings	103,304	68,864
Payments principal	(112,859)	(67,215)
Transaction costs and amortization		0
Transaction costs and amortization	0
Effect of foreign currency exchange differences	10,171	(3,618)
Borrowings, ending balance	98,247	100,941
Market RCFs | Current Liabilities
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, ending balance	98,247	100,941
Market RCFs | Non Current Liabilities
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, ending balance	0	0
Syndicated loan from banks ("Club Loan")
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	927,235	0
New borrowings	0	950,632
Payments principal	0	0
Transaction costs and amortization		(11,072)
Transaction costs and amortization	1,661
Effect of foreign currency exchange differences	44,883	(3,343)
Borrowings, ending balance	973,779	936,217
Syndicated loan from banks ("Club Loan") | Current Liabilities
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, ending balance	0	0
Syndicated loan from banks ("Club Loan") | Non Current Liabilities
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, ending balance	$ 973,779	$ 936,217